Annual Fund Operating Expenses - PSF PGIM Jennison Blend Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.45%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Administration Fee
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.47%
Class II
Operating Expenses:
Management Fees	0.45%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fee	0.15%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.87%
Class III
Operating Expenses:
Management Fees	0.45%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fee	none
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.72%